UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Equity	Common Stock	Treasury Stock	APIC	AOCI	Accumulated Deficit	Noncontrolling Interest
Beginning balance at Dec. 31, 2023	$ 120,594	$ 118,705	$ 456	$ 0	$ 473,590	$ 3,513	$ (358,854)	$ 1,889
Common stock, beginning balance (in shares) at Dec. 31, 2023			456,477,820
Treasury stock, beginning balance at Dec. 31, 2023				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(47,810)	(47,740)					(47,740)	(70)
Foreign currency translation	211	211				211
Share-based compensation	1,131	1,131			1,131
Other equity adjustments	(220)	(220)			(220)
Ending balance at Jun. 30, 2024	73,906	72,087	$ 456	$ 0	474,501	3,724	(406,594)	1,819
Common stock, ending balance (in shares) at Jun. 30, 2024			456,477,820
Treasury stock, ending balance at Jun. 30, 2024				0
Beginning balance at Dec. 31, 2024	$ 28,365	28,365	$ 456	$ (342)	479,480	3,344	(454,573)	0
Common stock, beginning balance (in shares) at Dec. 31, 2024	454,958,590		456,477,820
Treasury stock, beginning balance at Dec. 31, 2024	1,519,230			1,519,230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (28,892)	(28,892)					(28,892)	0
Forgiveness of related party loan	5,217	5,217			5,217
Foreign currency translation	256	256				256
Share-based compensation	988	988			988
Vesting of share-based compensation (in shares)			2,017,920
Vesting of share-based compensation	0	0	$ (2)		(2)
Share repurchase (in shares)				(529,650)
Share repurchase	(110)	(110)		$ (110)
Other equity adjustments	0	0			(92)	92
Ending balance at Jun. 30, 2025	$ 5,824	$ 5,824	$ 458	$ (452)	$ 485,591	$ 3,692	$ (483,465)	$ 0
Common stock, ending balance (in shares) at Jun. 30, 2025	456,446,860		458,495,740
Treasury stock, ending balance at Jun. 30, 2025	2,048,880			2,048,880